Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transaction, selling, general and administrative expenses from transactions with related party	$ 4,700	$ 7,400	$ 16,500	$ 22,987	$ 19,459	$ 20,852
Payments of ordinary dividends, noncontrolling interest		$ 2,720	1,212	$ 1,212	1,727
Non-controlling Interest
Related party transaction, commission rate		5.00%		5.00%
Royalty Agreements [Member]
Related party transaction, expenses from transactions with related party	$ 2,500	$ 2,300	$ 7,400	$ 9,800	7,400	10,400
Patents and Copyrights [Member]
Related party transaction, expenses from transactions with related party					$ 3,700	$ 10,000